INCOME TAXES - Schedule of unrecognized unused non-capital tax losses (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	$ 92,213
Canada | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	217
Canada | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	435
Canada | 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	337
Canada | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	286
Canada | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	373
Canada | 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	301
Canada | 2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	129
Canada | 2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	101
Canada | 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	628
Canada | 2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	2,104
Canada | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	3,406
Canada | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	3,763
Canada | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	3,563
Canada | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	5,400
Canada | 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	9,328
Canada | 2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	$ 61,842